6. Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Equity [Abstract]
Stockholders' Equity

Common Stock

The Company has 100,000,000 shares of Common Stock authorized with a par value of $0.001 per share and 25,000,000 shares of Preferred Stock authorized, with a par value of $0.001 per share. As of March 31, 2017 and December 31, 2016, there were 10,264,744 common shares outstanding. No shares of Preferred Stock are outstanding.

Common Stock Issued in Private Placements

During the year ended December 31, 2016, the Company accepted subscription agreements from 4 investors and issued 214,744 shares of its common stock at a price of $0.78 per share along with an equal number of stock purchase warrants exercisable at $1.00 per share for gross proceeds totaling $167,500. These proceeds were used exclusively for working capital purposes.

During the three month period ended March 31, 2017, the Company sold 523,166 Units to 6 “accredited” investors at a price of $0.75 per Unit and received aggregate proceeds of $392,735. Each Unit consisted of one share of Common Stock and one Common Stock Purchase Warrant exercisable to purchase one share of Common Stock at an exercise price of $1.50 per warrant. The proceeds from this Offering are primarily to pay for expenses related to the proposed acquisition of Grom by the Company. Messrs. Marks and Leiner donated an aggregate of 523,166 of their shares back to the Company to avoid dilution to the remaining shareholders of the Company. Under the guidelines of FASB Topic 505-30 “Treasury Stock”, the amount of $392,735 is considered donated capital on the cost basis, and is included in Paid in Capital on the Company’s balance sheet.

The stock purchase warrants have been accounted for as equity in accordance with FASB ASC 480, Accounting for Derivative Financial Instruments indexed to, and potentially settled in, a company’s own stock, distinguishing liabilities from equity. Using the Black-Scholes model, the Company allocated a relative fair value of $333,862 for 523,166 stock purchase warrants using the following variables as of March 31, 2017:

Common stock price	$0.75
Warrant exercise price	$1.50
Expected dividend yield (1)	0.00%
Risk-free interest rate (2)	1.93%
Expected volatility (3)	184.55%
Expected life (in years)	3

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(1)	The Company has no history or expectation of paying cash dividends on its common stock.
(2)	The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant.
(3)	The volatility is based upon the average volatility rate of three similar publicly traded companies.

Common Stock Issued in Exchange for Services

On December 31, 2016, the Company issued 50,000 shares of its common stock to a Company salesman pursuant to the terms of his employment agreement with the Company. This common stock issued for services was valued at $0.78 per share, amounting to $39,000. The price of $0.78 represented the Company’s share price in its private placement throughout all of 2016.

Stock Purchase Warrants

The following table reflects all outstanding and exercisable warrants at March 31, 2017:

	Number of Warrants Outstanding	Weighted Average Exercise Price	Average Remaining Contractual Life (Years)
Balance, January 1, 2016	–
Warrants issued	214,744	$1.00	4.25
Balance December 31, 2016	214,744	$1.00	4.25
Warrants issued for the period ended March 31, 2017	523,166	$1.50	2.75
Balance, March 31, 2017	737,910	$1.35	3.18

Common Stock

The Company has 100,000,000 shares of Common Stock authorized with a par value of $0.001 per share and 25,000,000 shares of Preferred Stock authorized, with a par value of $0.001 per share. As of December 31, 2016 and 2015 there were 10,264,744 and 10,000,000 common shares outstanding, respectively. No shares of Preferred Stock are outstanding.

Common Stock Issued in Private Placements

During the year ended December 31, 2016, the Company accepted subscription agreements from 4 investors and issued 214,744 shares of its common stock at a price of $0.78 per share along with an equal number of stock purchase warrants exercisable at $1.50 per share for gross proceeds totaling $167,500.

During the year ended December 31, 2015, the Company accepted subscription agreements from 6 investors and issued 790,128 shares of its common stock for gross proceeds totaling $615,000.

The stock purchase warrants have been accounted for as equity in accordance with FASB ASC 480, Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock, Distinguishing Liabilities from Equity. Using the Black-Scholes model, the Company allocated a relative fair value of $155,764 to these stock purchase warrants using the following variables as of December 31, 2016:

Common stock price	$0.78
Warrant exercise price	$1.50
Expected dividend yield (1)	0.00%
Risk-free interest rate (2)	2.93%
Expected volatility (3)	164.09%
Expected life (in years)	5

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(1)	The Company has no history or expectation of paying cash dividends on its common stock.
(2)	The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant.
(3)	The volatility is based upon the average volatility rate of three similar publicly traded companies.

Common Stock Issued in Exchange for Services

During the year ended December 31, 2016, the Company issued 50,000 shares of its common stock for services valued at $0.78 per share amounting to $39,000. The price of $0.78 represented the Company’s share price in its private placement throughout all of 2016 to a Company salesman pursuant to the terms of his employment agreement with the Company.

Stock Purchase Warrants

The following table reflects all outstanding and exercisable warrants at December 31, 2016:

	Number of Warrants Outstanding	Weighted Average Exercise Price	Average Remaining Contractual Life (Years)
Balance, January 1, 2016	–
Warrants issued	214,744	$1.00	4.25
Balance December 31, 2016	214,744	$1.00	4.25